Goodwill and Other Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill	$ 459.9	$ 452.2	$ 428.8
Accumulated impairment losses	(290.7)	(290.7)	(290.7)
Beginning balance	161.5	138.1
Goodwill acquired		39.7
Goodwill adjustment	(0.5)
Currency translation adjustment	8.2	(16.3)
Ending balance	169.2	161.5
North America Segment [Member]
Goodwill [Line Items]
Goodwill	115.5	112.7	76.4
Accumulated impairment losses	(13.2)	(13.2)	(13.2)
Beginning balance	99.5	63.2
Goodwill acquired		39.7
Goodwill adjustment	(0.5)
Currency translation adjustment	3.3	(3.4)
Ending balance	102.3	99.5
Asia Pacific Segment [Member]
Goodwill [Line Items]
Goodwill	37.9	37.6	40.0
Accumulated impairment losses	0.0	0.0	0.0
Beginning balance	37.6	40.0
Goodwill acquired		0.0
Goodwill adjustment	0.0
Currency translation adjustment	0.3	(2.4)
Ending balance	37.9	37.6
EMEA Segment [Member]
Goodwill [Line Items]
Goodwill	168.7	168.7	168.7
Accumulated impairment losses	(168.7)	(168.7)	(168.7)
Beginning balance	0.0	0.0
Goodwill acquired		0.0
Goodwill adjustment	0.0
Currency translation adjustment	0.0	0.0
Ending balance	0.0	0.0
Latin America Segment [Member]
Goodwill [Line Items]
Goodwill	137.8	133.2	143.7
Accumulated impairment losses	(108.8)	(108.8)	$ (108.8)
Beginning balance	24.4	34.9
Goodwill acquired		0.0
Goodwill adjustment	0.0
Currency translation adjustment	4.6	(10.5)
Ending balance	$ 29.0	$ 24.4